Long-Term Debt and Other Financial Liabilities, June 2022 Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Dec. 31, 2025 USD ($)	Jun. 21, 2022 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 298,476	$ 293,958
June 2022 Alpha Bank Loan Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Face amount			$ 21,000
Term of loan	4 years
Final balloon payment	$ 11,000
Balance outstanding	$ 11,000
June 2022 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,000
June 2022 Alpha Bank Loan Facility [Member] | Next Twelve Installments [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 500